Financial Instruments (Details 1) - $ / shares	1 Months Ended	6 Months Ended
	Feb. 28, 2019	Jun. 30, 2019
Statement Line Items [Line Items]
ADS price (in US$)	$ 0.87	$ 0.48
Dividend yield	0.00%	0.00%
Purchase And Warrants [Member] | Minimum [Member]
Statement Line Items [Line Items]
Exercise price (in US$- rights to purchase-warrants)	$ 0.75	$ 0.75
Expected term (in years- rights to purchase-warrants)	6 months	1 month 6 days
Expected volatility (rights to purchase-warrants)	63.10%	57.10%
Risk-free interest rate (rights to purchase-warrants)	2.51%	1.97%
Purchase And Warrants [Member] | Maximum [Member]
Statement Line Items [Line Items]
Exercise price (in US$- rights to purchase-warrants)	$ 0.8625	$ 0.8625
Expected term (in years- rights to purchase-warrants)	5 years	4 years 7 months 6 days
Expected volatility (rights to purchase-warrants)	62.40%	61.70%
Risk-free interest rate (rights to purchase-warrants)	2.55%	1.80%